Average Annual Total Returns - AMG GW&K Emerging Wealth Equity Fund	Mar. 01, 2021
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.31%
5 Years	12.81%
Since Inception	7.70%	[1]
Inception Date	Mar. 19, 2015
Class Z
Average Annual Return:
1 Year	25.55%
5 Years	14.82%
Since Inception	10.81%	[1]
Inception Date	Mar. 19, 2015
Class I
Average Annual Return:
1 Year	25.34%
5 Years	14.70%
Since Inception	10.69%	[1]
Inception Date	Mar. 19, 2015
Class N
Average Annual Return:
1 Year	25.00%
5 Years	14.37%
Since Inception	10.40%	[1]
Inception Date	Mar. 19, 2015
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	25.00%
5 Years	13.71%
Since Inception	9.85%	[1]
Inception Date	Mar. 19, 2015
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.80%
5 Years	11.47%
Since Inception	8.25%	[1]
Inception Date	Mar. 19, 2015

[1]	Performance shown reflects performance since the inception date of the Fund on March 19, 2015.